Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	NANO DIMENSION LTD.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	238,596,545
Amendment Flag	false
Entity Central Index Key	0001643303
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37600
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	2 Ilan Ramon
Entity Address, City or Town	Ness Ziona
Entity Address, Postal Zip Code	7403635
Entity Address, Country	IL
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Somekh Chaikin
Auditor Firm ID	1057
Auditor Location	Tel-Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	2 Ilan Ramon
Entity Address, City or Town	Ness Ziona
Entity Address, Postal Zip Code	7403635
Entity Address, Country	IL
Contact Personnel Name	Yoav Stern
City Area Code	+972
Local Phone Number	073-7509142
Contact Personnel Email Address	yoav.stern@nano-di.com
American Depositary Shares each representing one Ordinary Shares par value NIS 5.00 per share (1) Ordinary Shares, par value NIS 5.00 per share (2)
Document Information Line Items
Trading Symbol	NNDM
Title of 12(b) Security	American Depositary Shares each representing one Ordinary Shares par value NIS 5.00 per share (1) Ordinary Shares, par value NIS 5.00 per share (2)
Security Exchange Name	NASDAQ
Rights to Purchase American Depository Shares, each American Depositary Share representing one Ordinary Share, par value NIS 5.00 per share
Document Information Line Items
Trading Symbol	NNDM
Title of 12(b) Security	Rights to Purchase American Depository Shares, each American Depositary Share representing one Ordinary Share, par value NIS 5.00 per share
Security Exchange Name	NASDAQ